UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon International Equity Fund
BNY Mellon Small Cap Growth Fund
BNY Mellon Small Cap Value Fund
BNY Mellon Small/Mid Cap Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class A – NIEAX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$53	1.05%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United Kingdom
33.3%
Japan
17.7%
France
13.3%
Germany
11.4%
Switzerland
5.6%
United States
4.8%
Netherlands
3.4%
Hong Kong
2.0%
Belgium
2.0%
Italy
1.8%
Bermuda
1.2%
Denmark
1.0%
Net Other Assets and Liabilities
2.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6916SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class C – NIECX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$91	1.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6917SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – SNIEX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6912SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – NIEYX
This semi-annual shareholder report contains important information about BNY Mellon International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$212	58	109.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0952SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – SSETX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$49	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$8	72	158.82%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

Health Care
26.4%
Industrials
23.9%
Consumer Discretionary
15.0%
Information Technology
14.1%
Consumer Staples
12.9%
Financials
4.6%
Investment Companies
2.9%
Communication Services
1.0%
Real Estate
0.4%
Net Other Assets and Liabilities
-1.2%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How has the Fund changed?
  The Board of Trustees has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Fund, a series of the Trust. The Plan provides for the liquidation of the Fund’s assets, the pro rata distribution of the proceeds there from to the Fund’s shareholders and the winding up of the Fund’s affairs (the “Liquidation”).The Liquidation may result in one or more taxable events for shareholders subject to federal income tax. It is currently contemplated that holders of shares of the Fund as of March 31, 2025 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about May 28, 2025. If the Plan is approved, the Liquidation of the Fund will occur on or about September 19, 2025 (the “Liquidation Date”). If Fund shareholders approve the Liquidation, before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies.
  Accordingly, effective on April 7, 2025 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6941SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – SSYGX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$49	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$8	72	158.82%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Fund, a series of the Trust. The Plan provides for the liquidation of the Fund’s assets, the pro rata distribution of the proceeds there from to the Fund’s shareholders and the winding up of the Fund’s affairs (the “Liquidation”).The Liquidation may result in one or more taxable events for shareholders subject to federal income tax. It is currently contemplated that holders of shares of the Fund as of March 31, 2025 (the “Record Date”) will be asked to approve the Plan on behalf of the Fund at a special meeting of shareholders to be held on or about May 28, 2025. If the Plan is approved, the Liquidation of the Fund will occur on or about September 19, 2025 (the “Liquidation Date”). If Fund shareholders approve the Liquidation, before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies.
  Accordingly, effective on April 7, 2025 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.
This is a summary of certain changes to the Fund since October 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated January 31, 2025 as supplemented on February 28, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0384SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class A – RUDAX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$69	1.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
24.3%
Industrials
16.0%
Real Estate
9.4%
Consumer Discretionary
9.2%
Energy
8.1%
Information Technology
8.0%
Health Care
7.0%
Materials
6.6%
Communication Services
4.8%
Utilities
4.7%
Investment Companies
2.7%
Net Other Assets and Liabilities
-0.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4032SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class C – BOSCX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$109	2.28%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4033SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – STSVX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$54	1.12%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6944SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – BOSYX
This semi-annual shareholder report contains important information about BNY Mellon Small Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$51	1.07%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$62	118	23.37%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0250SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class A – DBMAX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$48	0.97%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
28.6%
Health Care
22.3%
Consumer Discretionary
16.1%
Information Technology
16.1%
Consumer Staples
9.0%
Financials
3.1%
Real Estate
3.0%
Investment Companies
1.4%
Communication Services
0.9%
Net Other Assets and Liabilities
-0.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6921SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class C – DBMCX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6922SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – SDSCX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$36	0.74%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6928SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – DBMYX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$31	0.63%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0187SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Z – DBMZX
This semi-annual shareholder report contains important information about BNY Mellon Small/Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$40	0.82%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$982	69	42.22%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4118SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon International Equity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
A	NIEAX
C	NIECX
I	SNIEX
Y	NIEYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Equity Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 95.6%
Belgium — 2.0%
KBC Group NV	45,903	4,169,333
Bermuda — 1.2%
Hiscox Ltd.	172,612	2,622,145
Denmark — 1.0%
Novo Nordisk A/S, Cl. B	31,694	2,158,057
Finland — .6%
Kalmar OYJ, Cl. B	37,860	1,244,720
France — 13.3%
Accor SA	74,058	3,354,506
BNP Paribas SA	39,207	3,260,563
Cie de Saint-Gobain SA	24,723	2,451,414
Orange SA	519,887	6,743,035
Sanofi SA	61,299	6,755,524
SCOR SE	101,776	2,929,541
SPIE SA	60,088	2,556,044
		28,050,627
Germany — 11.4%
E.ON SE	452,016	6,823,158
Fresenius SE & Co. KGaA (a)	105,227	4,479,596
Mercedes-Benz Group AG	25,263	1,480,302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,866	4,953,607
Siemens AG	27,932	6,399,988
		24,136,651
Hong Kong — 2.0%
AIA Group Ltd.	569,312	4,287,335
Italy — 1.8%
Brembo N.V.	261,837	2,232,719
Pirelli & C. SpA (b)	270,957	1,603,804
		3,836,523
Japan — 17.7%
Advantest Corp.	20,700	893,196
Denso Corp.	236,800	2,911,255
East Japan Railway Co.	240,000	4,723,515
Ebara Corp.	94,200	1,411,838
ITOCHU Corp.	105,700	4,863,229
Komatsu Ltd.	128,500	3,689,053
Kurita Water Industries Ltd.	85,900	2,628,715
Mitsubishi UFJ Financial Group, Inc.	386,300	5,179,341
Santen Pharmaceutical Co. Ltd.	332,500	3,143,443
Sumitomo Mitsui Financial Group, Inc.	188,600	4,771,898
Suzuki Motor Corp.	270,700	3,266,664
		37,482,147
Netherlands — 3.4%
ASML Holding NV	5,627	3,687,192
Heineken NV	43,067	3,510,322
		7,197,514
South Korea — .6%
Samsung Electronics Co. Ltd.	32,833	1,288,793
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 95.6% (continued)
Switzerland — 5.6%
Cie Financiere Richemont SA, Cl. A	10,053	1,737,997
Nestle SA	61,392	6,199,572
Novartis AG	34,305	3,793,830
		11,731,399
United Kingdom — 33.3%
Anglo American PLC	89,737	2,486,436
AstraZeneca PLC	51,810	7,531,803
Bellway PLC	56,396	1,723,620
BP PLC	650,795	3,666,138
British American Tobacco PLC	61,228	2,516,684
GSK PLC	405,605	7,660,007
HSBC Holdings PLC	402,400	4,558,477
Informa PLC	447,162	4,444,220
Intertek Group PLC	66,127	4,275,249
Johnson Matthey PLC	146,522	2,505,932
Land Securities Group PLC	524,446	3,725,992
Marks & Spencer Group PLC	693,883	3,186,429
Pennon Group PLC	536,633	3,105,517
Smiths Group PLC	88,176	2,199,435
SSE PLC	107,819	2,220,047
Tate & Lyle PLC	400,106	2,674,631
Tesco PLC	710,153	3,048,321
The British Land Company PLC	344,286	1,642,838
Unilever PLC	92,722	5,521,565
WPP PLC	225,968	1,696,489
		70,389,830
United States — 1.7%
CRH PLC	42,191	3,656,965
Total Common Stocks (cost $192,449,888)		202,252,039

	1-Day Yield (%)
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $6,683,480)	4.44	6,683,480	6,683,480
Total Investments (cost $199,133,368)		98.7%	208,935,519
Cash and Receivables (Net)		1.3%	2,656,311
Net Assets		100.0%	211,591,830

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $1,603,804 or 0.8% of net assets.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	3,518,986	75,950,090	(72,785,596)	6,683,480	63,459
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	437,731	(437,731)	-	32††
Total - 3.1%	3,518,986	76,387,821	(73,223,327)	6,683,480	63,491

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	192,449,888	202,252,039
Affiliated issuers	6,683,480	6,683,480
Cash		12
Cash denominated in foreign currency	98,563	98,536
Receivable for investment securities sold		3,211,848
Tax reclaim receivable—Note 1(b)		1,944,125
Dividends receivable		901,044
Receivable for shares of Beneficial Interest subscribed		19,344
Prepaid expenses		46,134
		215,156,562
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		152,744
Payable for investment securities purchased		2,790,944
Payable for shares of Beneficial Interest redeemed		546,316
Trustees’ fees and expenses payable		2,576
Other accrued expenses		72,152
		3,564,732
Net Assets ($)		211,591,830
Composition of Net Assets ($):
Paid-in capital		186,452,604
Total distributable earnings (loss)		25,139,226
Net Assets ($)		211,591,830

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	7,732,910	461,960	98,631,298	104,765,662
Shares Outstanding	482,268	29,386	6,247,245	6,691,022
Net Asset Value Per Share ($)	16.03	15.72	15.79	15.66
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $154,873 foreign taxes withheld at source):
Unaffiliated issuers	2,301,660
Affiliated issuers	63,459
Interest	132
Affiliated income net of rebates from securities lending—Note 1(c)	32
Total Income	2,365,283
Expenses:
Management fee—Note 3(a)	851,353
Professional fees	56,386
Shareholder servicing costs—Note 3(c)	55,557
Custodian fees—Note 3(c)	34,107
Registration fees	31,453
Interest expense—Note 2	30,377
Chief Compliance Officer fees—Note 3(c)	15,598
Prospectus and shareholders’ reports	13,696
Trustees’ fees and expenses—Note 3(d)	11,947
Loan commitment fees—Note 2	1,999
Distribution Plan fees—Note 3(b)	1,660
Miscellaneous	15,918
Total Expenses	1,120,051
Less—reduction in expenses due to undertaking—Note 3(a)	(201,412)
Net Expenses	918,639
Net Investment Income	1,446,644
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	29,595,077
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(32,453,770)
Net Realized and Unrealized Gain (Loss) on Investments	(2,858,693)
Net (Decrease) in Net Assets Resulting from Operations	(1,412,049)
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment income	1,446,644	3,586,063
Net realized gain (loss) on investments	29,595,077	76,474,797
Net change in unrealized appreciation (depreciation) on investments	(32,453,770)	(9,959,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,412,049)	70,101,818
Distributions ($):
Distributions to shareholders:
Class A	(2,552,380)	(508,374)
Class C	(144,488)	(28,695)
Class I	(30,629,902)	(6,738,295)
Class Y	(46,078,891)	(16,712,206)
Total Distributions	(79,405,661)	(23,987,570)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,400,405	774,536
Class C	136,145	23,481
Class I	33,046,799	14,863,901
Class Y	10,587,214	17,219,425
Distributions reinvested:
Class A	2,540,486	508,105
Class C	144,488	28,694
Class I	29,758,893	6,525,677
Class Y	24,170,600	8,989,270
Cost of shares redeemed:
Class A	(1,856,823)	(3,273,918)
Class C	(119,479)	(164,207)
Class I	(39,862,894)	(25,631,328)
Class Y	(61,452,290)	(122,307,320)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,506,456)	(102,443,684)
Total Increase (Decrease) in Net Assets	(82,324,166)	(56,329,436)
Net Assets ($):
Beginning of Period	293,915,996	350,245,432
End of Period	211,591,830	293,915,996
8

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Capital Share Transactions (Shares):
Class A(a)
Shares sold	80,978	35,816
Shares issued for distributions reinvested	170,846	24,785
Shares redeemed	(115,266)	(158,725)
Net Increase (Decrease) in Shares Outstanding	136,558	(98,124)
Class C
Shares sold	6,596	1,075
Shares issued for distributions reinvested	9,890	1,416
Shares redeemed	(5,976)	(7,694)
Net Increase (Decrease) in Shares Outstanding	10,510	(5,203)
Class I(a)
Shares sold	2,093,801	704,631
Shares issued for distributions reinvested	2,034,101	321,779
Shares redeemed	(2,438,835)	(1,215,182)
Net Increase (Decrease) in Shares Outstanding	1,689,067	(188,772)
Class Y(a)
Shares sold	645,575	811,022
Shares issued for distributions reinvested	1,665,790	445,675
Shares redeemed	(3,423,162)	(5,753,642)
Net Increase (Decrease) in Shares Outstanding	(1,111,797)	(4,496,945)

(a)
During the period ended March 31, 2025, 519 Class Y shares representing $11,576 were exchanged for 512 Class A shares and 79,190 Class Y shares representing
$1,330,979 were exchanged for 78,587 Class I shares. During the period ended September 30, 2024, 206,495 Class Y shares representing $4,341,849 were exchanged for 205,360 Class I shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.37	20.22	17.36	25.37	21.07	20.28
Investment Operations:
Net investment income(a)	.10	.20	.33	.25	.23	.16
Net realized and unrealized gain (loss) on investments	(.15 )	4.35	3.19	(7.46)	4.39	1.13
Total from Investment Operations	(.05 )	4.55	3.52	(7.21)	4.62	1.29
Distributions:
Dividends from net investment income	(.34 )	(.41 )	(.35 )	(.80 )	(.32 )	(.50 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-	-
Total Distributions	(7.29)	(1.40)	(.66 )	(.80 )	(.32 )	(.50 )
Net asset value, end of period	16.03	23.37	20.22	17.36	25.37	21.07
Total Return (%)(b)	2.32 (c)	23.45	20.33	(29.34)	22.00	6.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.33 (d)	1.23	1.20	1.16	1.17	1.19
Ratio of net expenses to average net assets(e)	1.05 (d)	1.08 (f)	1.07 (f)	1.07	1.07	1.07
Ratio of net investment income to average net assets(e)	1.07 (d)	.91 (f)	1.62 (f)	1.08	.93	.78
Portfolio Turnover Rate	109.42 (c)	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	7,733	8,081	8,974	8,928	9,263	6,329

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.96	19.84	16.98	24.77	20.57	19.78
Investment Operations:
Net investment income(a)	.03	.01	.18	.06	.03	.00 (b)
Net realized and unrealized gain (loss) on investments	(.14 )	4.30	3.12	(7.29)	4.29	1.10
Total from Investment Operations	(.11 )	4.31	3.30	(7.23)	4.32	1.10
Distributions:
Dividends from net investment income	(.18 )	(.20 )	(.13 )	(.56 )	(.12 )	(.31 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-	-
Total Distributions	(7.13)	(1.19)	(.44 )	(.56 )	(.12 )	(.31 )
Net asset value, end of period	15.72	22.96	19.84	16.98	24.77	20.57
Total Return (%)(c)	1.90 (d)	22.53	19.43	(29.88)	21.11	5.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.17 (e)	2.13	2.07	1.98	1.95	1.96
Ratio of net expenses to average net assets(f)	1.80 (e)	1.83 (g)	1.82 (g)	1.82	1.82	1.82
Ratio of net investment income to average net assets(f)	.33 (e)	.06 (g)	.89 (g)	.26	.14	.00 (h)
Portfolio Turnover Rate	109.42 (d)	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	462	433	478	661	1,304	1,337

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reductions in fees due to earnings credits.
(h)	Amount represents less than .01%.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.17	20.07	17.24	25.18	20.90	20.12
Investment Operations:
Net investment income(a)	.12	.26	.39	.30	.28	.20
Net realized and unrealized gain (loss) on investments	(.15 )	4.30	3.16	(7.40)	4.36	1.13
Total from Investment Operations	(.03 )	4.56	3.55	(7.10)	4.64	1.33
Distributions:
Dividends from net investment income	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )	(.55 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-	-
Total Distributions	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )	(.55 )
Net asset value, end of period	15.79	23.17	20.07	17.24	25.18	20.90
Total Return (%)	2.40 (b)	23.83	20.63	(29.19)	22.32	6.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03 (c)	.95	.92	.89	.88	.88
Ratio of net expenses to average net assets(d)	.80 (c)	.83 (e)	.82 (e)	.82	.82	.82
Ratio of net investment income to average net assets(d)	1.36 (c)	1.19 (e)	1.90 (e)	1.34	1.14	1.02
Portfolio Turnover Rate	109.42 (b)	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	98,631	105,613	95,257	100,515	169,071	177,360

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.04	19.96	17.16	25.06	20.81	20.03
Investment Operations:
Net investment income(a)	.11	.23	.38	.29	.28	.20
Net realized and unrealized gain (loss) on investments	(.14 )	4.31	3.14	(7.35)	4.33	1.13
Total from Investment Operations	(.03 )	4.54	3.52	(7.06)	4.61	1.33
Distributions:
Dividends from net investment income	(.40 )	(.47 )	(.41 )	(.84 )	(.36 )	(.55 )
Dividends from net realized gain on investments	(6.95)	(.99 )	(.31 )	-	-	-
Total Distributions	(7.35)	(1.46)	(.72 )	(.84 )	(.36 )	(.55 )
Net asset value, end of period	15.66	23.04	19.96	17.16	25.06	20.81
Total Return (%)	2.42 (b)	23.80	20.61	(29.17)	22.29	6.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.89	.85	.82	.82	.82
Ratio of net expenses to average net assets	.80 (c),(d)	.83 (d),(e)	.82 (d),(e)	.82 (d)	.82	.82
Ratio of net investment income to average net assets	1.23 (c),(d)	1.10 (d),(e)	1.88 (d),(e)	1.32 (d)	1.15	1.00
Portfolio Turnover Rate	109.42 (b)	95.93	45.57	53.90	26.26	32.45
Net Assets, end of period ($ x 1,000)	104,766	179,789	245,538	299,931	535,448	486,727

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Equity Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	202,252,039	—	—	202,252,039
Investment Companies	6,683,480	—	—	6,683,480
	208,935,519	—	—	208,935,519

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $4 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 were as follows: ordinary income $7,761,017 and long-term capital gains $16,226,553. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2025, the fund was charged $30,377 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2025 was approximately $1,125,275 with a related weighted average annualized interest rate of 5.41%. As of March 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2024 through January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .77% of the value of the fund’s average daily net assets. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $201,412 during the period ended March 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2025, Class C shares were charged $1,660 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2025, Class A and Class C shares were charged $9,327 and $553, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $2,143 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $34,107 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $15,598 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $132,035, Distribution Plan fees of $300, Shareholder Services Plan fees of $1,771, Custodian fees of $34,364, Chief Compliance Officer fees of $8,919 and Transfer Agent fees of $714, which are offset against an expense reimbursement currently in effect in the amount of $25,359.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $248,300,114 and $332,491,109, respectively.
At March 31, 2025, accumulated net unrealized appreciation on investments was $9,802,151, consisting of $16,393,704 gross unrealized appreciation and $6,591,553 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, and was above the Performance Universe median for the one-year period and below the Performance Universe median for all other periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers assumed responsibility for managing the fund’s portfolio in August and September 2023. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was slightly lower than the Expense Group median contractual management fee, the fund’s actual management fee was slightly lower than the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..77%. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s recent performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
25

© 2025 BNY Mellon Securities Corporation
Code-6916NCSRSA0325

BNY Mellon Small Cap Growth Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
I	SSETX
Y	SSYGX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Growth Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.1%
Automobiles & Components — 2.9%
Modine Manufacturing Co. (a)	3,124	239,767
Capital Goods — 20.9%
AAON, Inc.	2,000	156,260
Construction Partners, Inc., Cl. A (a)	4,366	313,784
Curtiss-Wright Corp.	852	270,314
Esab Corp.	2,254	262,591
Gates Industrial Corp. PLC (a)	3,283	60,440
Karman Holdings, Inc. (a)	2,866	95,782
nVent Electric PLC	1,227	64,319
SiteOne Landscape Supply, Inc. (a)	1,334	162,001
The AZEK Company, Inc. (a)	3,885	189,938
WESCO International, Inc.	775	120,358
		1,695,787
Commercial & Professional Services — 3.0%
Casella Waste Systems, Inc., Cl. A (a)	2,184	243,538
Consumer Discretionary Distribution & Retail — 4.4%
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,611	187,456
Warby Parker, Inc., Cl. A (a)	9,171	167,187
		354,643
Consumer Durables & Apparel — 1.0%
Skechers USA, Inc., Cl. A (a)	1,411	80,117
Consumer Services — 6.7%
Duolingo, Inc. (a)	304	94,404
Dutch Bros, Inc., Cl. A (a)	1,276	78,780
First Watch Restaurant Group, Inc. (a)	4,655	77,506
Genius Sports Ltd. (a)	9,395	94,044
Planet Fitness, Inc., Cl. A (a)	2,099	202,784
		547,518
Consumer Staples Distribution & Retail — 6.9%
BJ’s Wholesale Club Holdings, Inc. (a)	2,166	247,141
Casey’s General Stores, Inc.	620	269,105
The Chefs’ Warehouse, Inc. (a)	746	40,627
		556,873
Equity Real Estate Investment Trusts — .4%
Healthpeak Properties, Inc. (b)	1,752	35,425
Financial Services — 1.0%
AvidXchange Holdings, Inc. (a)	9,572	81,171
Food, Beverage & Tobacco — 2.4%
Freshpet, Inc. (a)	2,315	192,538
Health Care Equipment & Services — 10.3%
Alphatec Holdings, Inc. (a)	11,207	113,639
AtriCure, Inc. (a)	3,252	104,910
Evolent Health, Inc., Cl. A (a)	5,905	55,920
Guardant Health, Inc. (a)	3,230	137,598
Inspire Medical Systems, Inc. (a)	486	77,410
iRhythm Technologies, Inc. (a)	1,708	178,793
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.1% (continued)
Health Care Equipment & Services — 10.3% (continued)
Privia Health Group, Inc. (a)	6,336	142,243
PROCEPT BioRobotics Corp. (a)	502	29,247
		839,760
Household & Personal Products — 2.9%
Interparfums, Inc.	1,384	157,596
The Honest Company, Inc. (a)	17,415	81,851
		239,447
Insurance — 3.6%
Palomar Holdings, Inc. (a)	1,170	160,383
The Baldwin Insurance Group, Inc. (a)	2,923	130,629
		291,012
Media & Entertainment — 1.0%
Manchester United PLC, Cl. A (a),(c)	6,408	83,881
Pharmaceuticals, Biotechnology & Life Sciences — 15.6%
Apogee Therapeutics, Inc. (a)	644	24,060
Ascendis Pharma A/S, ADR (a)	383	59,694
Bio-Techne Corp.	3,810	223,380
Crinetics Pharmaceuticals, Inc. (a)	1,188	39,846
Denali Therapeutics, Inc. (a)	2,021	27,476
GRAIL, Inc. (a),(c)	1,320	33,713
Insmed, Inc. (a)	2,759	210,484
Merus NV (a)	859	36,155
Natera, Inc. (a)	1,001	141,552
Repligen Corp. (a)	1,646	209,437
Soleno Therapeutics, Inc. (a)	1,146	81,882
Twist Bioscience Corp. (a)	2,059	80,836
Ultragenyx Pharmaceutical, Inc. (a)	1,511	54,713
Xenon Pharmaceuticals, Inc. (a)	1,371	45,997
		1,269,225
Semiconductors & Semiconductor Equipment — 2.8%
FormFactor, Inc. (a)	1,732	48,998
Onto Innovation, Inc. (a)	418	50,720
Rambus, Inc. (a)	2,444	126,538
		226,256
Software & Services — 9.0%
Cellebrite DI Ltd. (a)	6,463	125,576
Confluent, Inc., Cl. A (a)	5,565	130,444
CyberArk Software Ltd. (a)	298	100,724
HubSpot, Inc. (a)	124	70,840
Klaviyo, Inc., Cl. A (a)	3,584	108,452
Life360, Inc. (a),(c)	1,990	76,396
Monday.com Ltd. (a)	483	117,446
		729,878
Technology Hardware & Equipment — 1.3%
Calix, Inc. (a)	2,916	103,343
Total Common Stocks (cost $6,150,854)		7,810,179
Exchange-Traded Funds — 1.8%
Registered Investment Companies — 1.8%
iShares Russell 2000 Growth ETF (cost $148,190)	572	146,163
4

Description	Shares	Value ($)
Private Equity — 2.2%
Consumer Staples Distribution & Retail — .8%
Supplying Demand, Inc., Ser. E (a),(d)	5,116	62,057
Pharmaceuticals, Biotechnology & Life Sciences — .4%
Aspen Neuroscience, Ser. B (a),(d)	12,167	33,824
Software & Services — 1.0%
Fundbox, Ser. D (a),(d)	6,555	40,903
Locus Robotics, Ser. F (a),(d)	679	28,851
Roofstock, Ser. E (a),(d)	2,188	14,047
		83,801
Total Private Equity (cost $270,950)		179,682

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $55,682)	4.44	55,682	55,682
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $35,915)	4.44	35,915	35,915
Total Investments (cost $6,661,591)		101.2%	8,227,621
Liabilities, Less Cash and Receivables		(1.2%)	(98,737)
Net Assets		100.0%	8,128,884

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $115,136 and the value of the collateral was $120,277, consisting of cash collateral of $35,915 and U.S. Government & Agency securities valued at $84,362.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	The fund held Level 3 securities at March 31, 2025. These securities were valued at $179,682 or 2.2% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	229,505	14,492,774	(14,666,597)	55,682	11,833
5

Statement of Investments (Unaudited) (continued)
Affiliated Issuers (continued)
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	196,205	3,753,285	(3,913,575)	35,915	3,149††
Total - 1.1%	425,710	18,246,059	(18,580,172)	91,597	14,982

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $115,136)—Note 1(b):
Unaffiliated issuers	6,569,994	8,136,024
Affiliated issuers	91,597	91,597
Cash		24
Receivable for investment securities sold		130,118
Dividends and securities lending income receivable		1,969
Receivable for shares of Beneficial Interest subscribed		463
Prepaid expenses		22,336
		8,382,531
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		8,726
Payable for investment securities purchased		143,625
Liability for securities on loan—Note 1(b)		35,915
Payable for shares of Beneficial Interest redeemed		1,037
Trustees’ fees and expenses payable		127
Other accrued expenses		64,217
		253,647
Net Assets ($)		8,128,884
Composition of Net Assets ($):
Paid-in capital		10,967,238
Total distributable earnings (loss)		(2,838,354)
Net Assets ($)		8,128,884

Net Asset Value Per Share	Class I	Class Y
Net Assets ($)	7,843,565	285,319
Shares Outstanding	216,003	7,833
Net Asset Value Per Share ($)	36.31	36.42
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	10,140
Affiliated issuers	11,833
Affiliated income net of rebates from securities lending—Note 1(b)	3,149
Interest	84
Total Income	25,206
Expenses:
Management fee—Note 3(a)	44,628
Professional fees	39,083
Registration fees	18,871
Chief Compliance Officer fees—Note 3(b)	15,639
Pricing fees	9,371
Prospectus and shareholders’ reports	6,266
Shareholder servicing costs—Note 3(b)	5,901
Administration fee—Note 3(a)	3,347
Custodian fees—Note 3(b)	2,059
Trustees’ fees and expenses—Note 3(c)	757
Loan commitment fees—Note 2	61
Miscellaneous	10,813
Total Expenses	156,796
Less—reduction in expenses due to undertaking—Note 3(a)	(100,921)
Net Expenses	55,875
Net Investment (Loss)	(30,669)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(730,864)
Net change in unrealized appreciation (depreciation) on investments	(1,288,028)
Net Realized and Unrealized Gain (Loss) on Investments	(2,018,892)
Net (Decrease) in Net Assets Resulting from Operations	(2,049,561)
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment (loss)	(30,669)	(15,318)
Net realized gain (loss) on investments	(730,864)	850,239
Net change in unrealized appreciation (depreciation) on investments	(1,288,028)	1,233,255
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,049,561)	2,068,176
Distributions ($):
Distributions to shareholders:
Class I	(63,450)	-
Class Y	(1,552)	-
Total Distributions	(65,002)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class I	14,063,258	1,425,345
Class Y	119,901	104,090
Distributions reinvested:
Class I	60,353	-
Class Y	1,548	-
Cost of shares redeemed:
Class I	(12,941,883)	(11,826,483)
Class Y	(32,795)	(39,813)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,270,382	(10,336,861)
Total Increase (Decrease) in Net Assets	(844,181)	(8,268,685)
Net Assets ($):
Beginning of Period	8,973,065	17,241,750
End of Period	8,128,884	8,973,065
Capital Share Transactions (Shares):
Class I
Shares sold	327,991	42,368
Shares issued for distributions reinvested	1,419	-
Shares redeemed	(343,460)	(345,434)
Net Increase (Decrease) in Shares Outstanding	(14,050)	(303,066)
Class Y
Shares sold	2,924	3,128
Shares issued for distributions reinvested	36	-
Shares redeemed	(799)	(1,085)
Net Increase (Decrease) in Shares Outstanding	2,161	2,043
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	38.06	32.12	31.28	50.98	43.47	28.46
Investment Operations:
Net investment (loss)(a)	(.11 )	(.04 )	(.11 )	(.22 )	(.35 )	(.28 )
Net realized and unrealized gain (loss) on investments	(1.36)	5.98	.95	(12.56)	10.03	15.29
Total from Investment Operations	(1.47)	5.94	.84	(12.78)	9.68	15.01
Distributions:
Dividends from net investment income	(.28 )	-	-	-	-	-
Dividends from net realized gain on investments	-	-	-	(6.92)	(2.17)	-
Total Distributions	(.28 )	-	-	(6.92)	(2.17)	-
Net asset value, end of period	36.31	38.06	32.12	31.28	50.98	43.47
Total Return (%)	(3.91)(b)	18.49	2.68	(28.67)	22.58	52.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.81 (c),(d)	2.85	2.04	1.81	1.57	2.65
Ratio of net expenses to average net assets(e)	1.00 (c),(d)	1.00 (f)	1.00 (f)	1.00	1.00	1.00
Ratio of net investment (loss) to average net assets(e)	(.55 )(c),(d)	(.12 )(f)	(.34 )(f)	(.56 )	(.68 )	(.79 )
Portfolio Turnover Rate	158.82 (b)	43.90	65.43	24.58	33.01	74.21
Net Assets, end of period ($ x 1,000)	7,844	8,756	17,125	17,639	46,018	17,099

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	38.18	32.22	31.37	51.11	43.58	28.54
Investment Operations:
Net investment (loss)(a)	(.12 )	(.05 )	(.14 )	(.27 )	(.36 )	(.27 )
Net realized and unrealized gain (loss) on investments	(1.36)	6.01	.99	(12.55)	10.06	15.31
Total from Investment Operations	(1.48)	5.96	.85	(12.82)	9.70	15.04
Distributions:
Dividends from net investment income	(.28 )	-	-	-	-	-
Dividends from net realized gain on investments	-	-	-	(6.92)	(2.17)	-
Total Distributions	(.28 )	-	-	(6.92)	(2.17)	-
Net asset value, end of period	36.42	38.18	32.22	31.37	51.11	43.58
Total Return (%)	(3.93)(b)	18.50	2.71	(28.67)	22.57	52.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.72 (c),(d)	2.68	1.83	1.77	1.48	2.64
Ratio of net expenses to average net assets(e)	1.00 (c),(d)	1.00 (f)	1.00 (f)	1.00	1.00	1.00
Ratio of net investment (loss) to average net assets(e)	(.59 )(c),(d)	(.13 )(f)	(.42 )(f)	(.65 )	(.68 )	(.77 )
Portfolio Turnover Rate	158.82 (b)	43.90	65.43	24.58	33.01	74.21
Net Assets, end of period ($ x 1,000)	285	217	117	8	83	65

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class I and Class Y. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or contingent deferred sales charge. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities  and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	7,810,179	—	—	7,810,179
Exchange-Traded Funds	146,163	—	—	146,163
Equity Securities - Private Equity	—	—	179,682	179,682
Investment Companies	91,597	—	—	91,597
	8,047,939	—	179,682	8,227,621

†	See Statement of Investments for additional detailed categorizations, if any.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 9/30/2024†	177,775
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,907
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3/31/2025†	179,682
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2025	1,907

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of March 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	179,682	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-23.3%)-(-4.9%)/(-14.91%)
			Revenue multiple during the quarter	3.9x/(3.9x)
		Disounted Cash Flows	WACC	-48%

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $428 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had securities lending and the impact of netting of assets and liabilities and the offsetting of
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	115,136	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(115,136)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $3,379,955 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $1,943,817 of short-term capital losses and $1,436,138 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2024 through January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $100,921 during the period ended March 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $3,347 during the period ended March 31, 2025.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $1,138 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $2,059 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $15,639 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $8,885, Administration fees of $666, Custodian fees of $2,925, Chief Compliance Officer fees of $9,049 and Transfer Agent fees of $274, which are offset against an expense reimbursement currently in effect in the amount of $13,073.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $18,518,684 and $17,068,514, respectively.
At March 31, 2025, accumulated net unrealized appreciation on investments was $1,566,030, consisting of $1,914,801 gross unrealized appreciation and $348,771 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—
Plan of Liquidation:
The Board has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the fund, a series of the Trust. The Plan provides for the liquidation of the fund’s assets, the pro rata distribution of the proceeds therefrom to the fund’s shareholders and the winding up of the fund’s affairs (the “Liquidation”). The Liquidation may result in one or more taxable events for shareholders subject to federal income tax.
It is currently contemplated that holders of shares of the fund as of March 31, 2025 (the “Record Date”) will be asked to approve the Plan on behalf of the fund at a special meeting of shareholders to be held on or about May 28, 2025. If the Plan is approved, the Liquidation of the fund will occur on or about September 19, 2025 (the “Liquidation Date”). If fund shareholders approve the Liquidation, before the Liquidation Date, and at the discretion of fund management, the fund’s portfolio securities will be sold, and the fund may cease to pursue its investment objective and policies.
Accordingly, effective on April 7, 2025 (the “Closing Date”), the fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.
17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional small-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap growth funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or equal to the Performance Group median for the one-, three- and ten-year periods, and was below the Performance Group median for the two-, four- and five-year periods, and was above the Performance Universe median for the one-, five- and ten-year periods, and was below the Performance Universe median for the two-, three- and four-year periods. The Board noted that the fund had a four star overall rating from Morningstar and a four star rating for each of the five- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measure. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was slightly lower than the Expense Group median contractual management fee, the fund’s actual management fee, which was waived in its entirety, was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equal to the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments. At the conclusion of these discussions, the Board
22

agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
23

© 2025 BNY Mellon Securities Corporation
Code-6941NCSRSA0325

BNY Mellon Small Cap Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
A	RUDAX
C	BOSCX
I	STSVX
Y	BOSYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small Cap Value Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.7%
Automobiles & Components — .2%
Visteon Corp. (a)	1,934	150,117
Banks — 16.7%
BankUnited, Inc.	21,749	749,036
Columbia Banking System, Inc.	42,813	1,067,756
First Hawaiian, Inc.	18,771	458,763
First Horizon Corp.	72,832	1,414,397
First Merchants Corp.	18,405	744,298
National Bank Holdings Corp., Cl. A	16,298	623,725
NBT Bancorp, Inc.	11,490	492,921
Origin Bancorp, Inc.	10,111	350,548
Seacoast Banking Corp. of Florida	40,284	1,036,507
SouthState Corp.	8,816	818,301
Texas Capital Bancshares, Inc. (a)	12,311	919,632
UMB Financial Corp.	5,818	588,200
United Community Banks, Inc.	20,483	576,187
Webster Financial Corp.	9,104	469,311
		10,309,582
Capital Goods — 10.3%
Boise Cascade Co.	3,457	339,097
BWX Technologies, Inc.	8,902	878,182
Enpro, Inc.	2,624	424,537
Flowserve Corp.	12,142	593,015
Fluor Corp. (a)	13,929	498,937
Gates Industrial Corp. PLC (a)	32,155	591,974
Helios Technologies, Inc.	10,394	333,543
Kratos Defense & Security Solutions, Inc. (a)	20,519	609,209
Matrix Service Co. (a)	30,712	381,750
MSC Industrial Direct Co., Inc., Cl. A	2,737	212,583
MYR Group, Inc. (a)	4,673	528,470
The Middleby Corp. (a)	4,429	673,119
Valmont Industries, Inc.	1,069	305,061
		6,369,477
Commercial & Professional Services — 4.4%
ACV Auctions, Inc., Cl. A (a)	29,205	411,498
CSG Systems International, Inc.	12,960	783,691
KBR, Inc.	15,178	756,016
Korn Ferry	10,549	715,539
Montrose Environmental Group, Inc. (a)	3,577	51,008
		2,717,752
Consumer Discretionary Distribution & Retail — 1.0%
Arhaus, Inc. (a)	39,190	340,953
Foot Locker, Inc. (a)	21,773	306,999
		647,952
Consumer Durables & Apparel — 3.6%
Capri Holdings Ltd. (a)	16,944	334,305
Figs, Inc., Cl. A (a)	78,432	360,003
Levi Strauss & Co., Cl. A	28,589	445,702
Malibu Boats, Inc., Cl. A (a)	14,544	446,210
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Consumer Durables & Apparel — 3.6% (continued)
Meritage Homes Corp.	5,661	401,252
The Lovesac Company (a)	13,810	251,066
		2,238,538
Consumer Services — 4.3%
Genius Sports Ltd. (a)	122,065	1,221,871
Perdoceo Education Corp.	24,346	613,032
The Cheesecake Factory, Inc. (b)	16,412	798,608
		2,633,511
Energy — 8.2%
Antero Resources Corp. (a)	23,364	944,840
Cactus, Inc., Cl. A	7,431	340,563
California Resources Corp.	9,687	425,937
Centrus Energy Corp., Cl. A (a),(b)	4,524	281,438
Crescent Energy Co., Cl. A	81,096	911,519
Expand Energy Corp.	3,911	435,373
Liberty Energy, Inc.	19,733	312,373
Northern Oil & Gas, Inc.	15,021	454,085
PBF Energy, Inc., Cl. A	18,101	345,548
Viper Energy, Inc.	13,056	589,479
		5,041,155
Equity Real Estate Investment Trusts — 8.4%
Agree Realty Corp. (c)	9,094	701,966
CareTrust REIT, Inc. (c)	11,061	316,123
Douglas Emmett, Inc. (c)	37,279	596,464
EPR Properties (c)	6,540	344,069
Healthpeak Properties, Inc. (c)	30,980	626,416
Highwoods Properties, Inc. (c)	21,490	636,964
PotlatchDeltic Corp. (c)	13,872	625,905
Ryman Hospitality Properties, Inc. (b),(c)	4,392	401,604
STAG Industrial, Inc. (c)	15,172	548,013
Urban Edge Properties (c)	20,769	394,611
		5,192,135
Financial Services — 7.1%
Cohen & Steers, Inc.	3,773	302,783
Essent Group Ltd.	11,826	682,597
Federated Hermes, Inc.	8,844	360,570
HA Sustainable Infrastructure Capital, Inc. (b)	23,569	689,158
PennyMac Financial Services, Inc.	4,627	463,209
SLM Corp.	18,210	534,828
StepStone Group, Inc., Cl. A	14,940	780,316
WisdomTree, Inc.	67,521	602,287
		4,415,748
Food, Beverage & Tobacco — .6%
Nomad Foods Ltd.	18,493	363,387
Health Care Equipment & Services — 6.5%
Acadia Healthcare Co., Inc. (a)	14,220	431,150
Addus HomeCare Corp. (a)	3,025	299,142
Certara, Inc. (a)	41,052	406,415
Encompass Health Corp.	7,386	748,054
Envista Holdings Corp. (a)	24,375	420,713
Evolent Health, Inc., Cl. A (a)	35,333	334,604
4

Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Health Care Equipment & Services — 6.5% (continued)
Globus Medical, Inc., Cl. A (a)	12,276	898,603
Integer Holdings Corp. (a)	3,907	461,065
		3,999,746
Insurance — .4%
Oscar Health, Inc., Cl. A (a)	21,097	276,582
Materials — 6.6%
Alamos Gold, Inc., Cl. A	44,687	1,194,930
Alcoa Corp.	14,143	431,362
Carpenter Technology Corp.	2,577	466,901
Knife River Corp. (a)	7,464	673,328
Materion Corp.	5,614	458,102
MP Materials Corp. (a),(b)	26,224	640,128
West Fraser Timber Co. Ltd.	2,561	197,043
		4,061,794
Media & Entertainment — 4.8%
John Wiley & Sons, Inc., Cl. A	19,951	889,016
Lions Gate Entertainment Corp., Cl. A (a),(b)	55,535	491,485
Lions Gate Entertainment Corp., Cl. B (a)	59,354	470,084
Magnite, Inc. (a)	44,253	504,927
Shutterstock, Inc.	12,020	223,932
TEGNA, Inc.	20,767	378,375
		2,957,819
Pharmaceuticals, Biotechnology & Life Sciences — .5%
Mirum Pharmaceuticals, Inc. (a)	7,439	335,127
Real Estate Management & Development — 1.1%
Newmark Group, Inc., Cl. A	53,428	650,219
Semiconductors & Semiconductor Equipment — 1.5%
Cohu, Inc. (a)	19,133	281,446
Synaptics, Inc. (a)	9,686	617,192
		898,638
Software & Services — 2.1%
Blackbaud, Inc. (a)	6,307	391,349
Dolby Laboratories, Inc., Cl. A	8,612	691,630
Pagaya Technologies Ltd., Cl. A (a),(b)	23,231	243,461
		1,326,440
Technology Hardware & Equipment — 4.4%
Advanced Energy Industries, Inc.	3,249	309,662
Belden, Inc.	5,449	546,262
Corsair Gaming, Inc. (a)	41,423	367,008
Knowles Corp. (a)	23,919	363,569
Lumentum Holdings, Inc. (a)	3,142	195,872
nLight, Inc. (a)	48,929	380,178
Plexus Corp. (a)	1,454	186,301
Viavi Solutions, Inc. (a)	35,740	399,931
		2,748,783
Transportation — 1.3%
Lyft, Inc., Cl. A (a)	26,190	310,875
Sun Country Airlines Holdings, Inc. (a)	38,485	474,135
		785,010
Utilities — 4.7%
Chesapeake Utilities Corp.	5,214	669,634
5

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Utilities — 4.7% (continued)
ONE Gas, Inc.	10,536	796,416
Southwest Gas Holdings, Inc.	7,840	562,912
TXNM Energy, Inc.	16,337	873,703
		2,902,665
Total Common Stocks (cost $51,028,010)		61,022,177

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $519,085)	4.44	519,085	519,085
Investment of Cash Collateral for Securities Loaned — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,143,555)	4.44	1,143,555	1,143,555
Total Investments (cost $52,690,650)		101.4%	62,684,817
Liabilities, Less Cash and Receivables		(1.4%)	(839,348)
Net Assets		100.0%	61,845,469

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $2,630,794 and the value of the collateral was
$2,763,090, consisting of cash collateral of $1,143,555 and U.S. Government & Agency securities valued at $1,619,535.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	860,931	11,523,355	(11,865,201)	519,085	19,580
Investment of Cash Collateral for Securities Loaned - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	1,464,976	17,415,209	(17,736,630)	1,143,555	4,962††
Total - 2.7%	2,325,907	28,938,564	(29,601,831)	1,662,640	24,542

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,630,794)—Note 1(c):
Unaffiliated issuers	51,028,010	61,022,177
Affiliated issuers	1,662,640	1,662,640
Cash		42
Receivable for investment securities sold		565,186
Dividends and securities lending income receivable		73,328
Receivable for shares of Beneficial Interest subscribed		24,354
Tax reclaim receivable—Note 1(b)		869
Prepaid expenses		36,917
		63,385,513
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		57,419
Liability for securities on loan—Note 1(c)		1,143,555
Payable for investment securities purchased		275,421
Payable for shares of Beneficial Interest redeemed		3,713
Trustees’ fees and expenses payable		991
Other accrued expenses		58,945
		1,540,044
Net Assets ($)		61,845,469
Composition of Net Assets ($):
Paid-in capital		44,657,446
Total distributable earnings (loss)		17,188,023
Net Assets ($)		61,845,469

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	16,530,891	461,741	36,700,560	8,152,277
Shares Outstanding	974,688	29,363	2,137,697	469,844
Net Asset Value Per Share ($)	16.96	15.73	17.17	17.35
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $683 foreign taxes withheld at source):
Unaffiliated issuers	653,097
Affiliated issuers	19,580
Affiliated income net of rebates from securities lending—Note 1(c)	4,962
Interest	81
Total Income	677,720
Expenses:
Management fee—Note 3(a)	316,180
Shareholder servicing costs—Note 3(c)	49,222
Professional fees	39,958
Registration fees	33,486
Administration fee—Note 3(a)	23,713
Chief Compliance Officer fees—Note 3(c)	16,368
Interest expense—Note 2	16,231
Prospectus and shareholders’ reports	11,282
Trustees’ fees and expenses—Note 3(d)	4,257
Custodian fees—Note 3(c)	4,211
Distribution Plan fees—Note 3(b)	1,903
Loan commitment fees—Note 2	398
Miscellaneous	14,389
Total Expenses	531,598
Less—reduction in expenses due to undertaking—Note 3(a)	(59,286)
Net Expenses	472,312
Net Investment Income	205,408
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,693,099
Net change in unrealized appreciation (depreciation) on investments	(12,672,050)
Net Realized and Unrealized Gain (Loss) on Investments	(3,978,951)
Net (Decrease) in Net Assets Resulting from Operations	(3,773,543)
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment income	205,408	1,225,316
Net realized gain (loss) on investments	8,693,099	7,714,907
Net change in unrealized appreciation (depreciation) on investments	(12,672,050)	12,896,856
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,773,543)	21,837,079
Distributions ($):
Distributions to shareholders:
Class A	(2,453,470)	(883,939)
Class C	(67,880)	(23,636)
Class I	(6,311,648)	(4,704,840)
Class Y	(1,202,218)	(2,276,544)
Total Distributions	(10,035,216)	(7,888,959)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	159,301	382,954
Class C	5,137	5,977
Class I	2,679,253	9,591,502
Class Y	991,490	3,100,094
Distributions reinvested:
Class A	2,363,215	848,033
Class C	67,880	23,636
Class I	5,547,124	4,475,181
Class Y	1,202,218	2,276,544
Cost of shares redeemed:
Class A	(1,408,118)	(3,543,315)
Class C	(52,539)	(129,892)
Class I	(37,249,319)	(44,953,255)
Class Y	(540,051)	(44,788,393)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(26,234,409)	(72,710,934)
Total Increase (Decrease) in Net Assets	(40,043,168)	(58,762,814)
Net Assets ($):
Beginning of Period	101,888,637	160,651,451
End of Period	61,845,469	101,888,637
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Capital Share Transactions (Shares):
Class A
Shares sold	8,183	19,205
Shares issued for distributions reinvested	126,173	44,446
Shares redeemed	(71,634)	(185,426)
Net Increase (Decrease) in Shares Outstanding	62,722	(121,775)
Class C
Shares sold	259	319
Shares issued for distributions reinvested	3,899	1,318
Shares redeemed	(2,712)	(7,312)
Net Increase (Decrease) in Shares Outstanding	1,446	(5,675)
Class I
Shares sold	139,295	497,340
Shares issued for distributions reinvested	292,879	232,477
Shares redeemed	(1,748,999)	(2,293,742)
Net Increase (Decrease) in Shares Outstanding	(1,316,825)	(1,563,925)
Class Y
Shares sold	47,248	158,961
Shares issued for distributions reinvested	62,812	117,227
Shares redeemed	(28,817)	(2,313,523)
Net Increase (Decrease) in Shares Outstanding	81,243	(2,037,335)
See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.10	18.65	19.20	24.59	15.58	20.11
Investment Operations:
Net investment income(a)	.03	.11	.14	.10	.05	.10
Net realized and unrealized gain (loss) on investments	(1.39)	3.23	1.01	(2.58)	9.06	(3.01)
Total from Investment Operations	(1.36)	3.34	1.15	(2.48)	9.11	(2.91)
Distributions:
Dividends from net investment income	(.28 )	(.11 )	-	-	(.10 )	(.10 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(2.78)	(.89 )	(1.70)	(2.91)	(.10 )	(1.62)
Net asset value, end of period	16.96	21.10	18.65	19.20	24.59	15.58
Total Return (%)(b)	(7.69)(c)	18.38	5.93	(11.39)	58.62	(16.27)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59 (d)	1.45	1.37	1.35	1.34	1.42
Ratio of net expenses to average net assets	1.44 (d),(e)	1.38 (e),(f)	1.37 (f)	1.35	1.34	1.42
Ratio of net investment income to average net assets	.29 (d),(e)	.58 (e),(f)	.71 (f)	.44	.22	.55
Portfolio Turnover Rate	23.37 (c)	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	16,531	19,240	19,277	20,205	26,092	18,379

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.69	17.51	18.27	23.72	15.08	19.58
Investment Operations:
Net investment (loss)(a)	(.05 )	(.06 )	(.03 )	(.08 )	(.13 )	(.06 )
Net realized and unrealized gain (loss) on investments	(1.28)	3.02	.97	(2.46)	8.77	(2.92)
Total from Investment Operations	(1.33)	2.96	.94	(2.54)	8.64	(2.98)
Distributions:
Dividends from net investment income	(.13 )	-	-	-	-	-
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(2.63)	(.78 )	(1.70)	(2.91)	-	(1.52)
Net asset value, end of period	15.73	19.69	17.51	18.27	23.72	15.08
Total Return (%)(b)	(8.11)(c)	17.32	5.02	(12.14)	57.29	(17.04)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.43 (d)	2.36	2.23	2.18	2.19	2.31
Ratio of net expenses to average net assets	2.28 (d),(e)	2.30 (e),(f)	2.23 (f)	2.18	2.19	2.31
Ratio of net investment (loss) to average net assets	(.56 )(d),(e)	(.33 )(e),(f)	(.16 )(f)	(.38 )	(.61 )	(.36 )
Portfolio Turnover Rate	23.37 (c)	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	462	550	588	851	1,010	950

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.34	18.86	19.39	24.78	15.69	20.23
Investment Operations:
Net investment income(a)	.06	.18	.21	.17	.12	.16
Net realized and unrealized gain (loss) on investments	(1.40)	3.26	1.01	(2.61)	9.13	(3.02)
Total from Investment Operations	(1.34)	3.44	1.22	(2.44)	9.25	(2.86)
Distributions:
Dividends from net investment income	(.33 )	(.18 )	(.05 )	(.04 )	(.16 )	(.16 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(2.83)	(.96 )	(1.75)	(2.95)	(.16 )	(1.68)
Net asset value, end of period	17.17	21.34	18.86	19.39	24.78	15.69
Total Return (%)	(7.50)(b)	18.75	6.27	(11.13)	59.18	(16.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27 (c)	1.11	1.05	1.03	1.03	1.07
Ratio of net expenses to average net assets	1.12 (c),(d)	1.04 (d),(e)	1.04 (e)	1.03	1.03	1.07
Ratio of net investment income to average net assets	.59 (c),(d)	.91 (d),(e)	1.04 (e)	.76	.53	.92
Portfolio Turnover Rate	23.37 (b)	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	36,701	73,731	94,644	100,316	116,039	90,017

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.54	19.02	19.54	24.95	15.80	20.36
Investment Operations:
Net investment income(a)	.06	.17	.21	.18	.13	.17
Net realized and unrealized gain (loss) on investments	(1.42)	3.31	1.03	(2.63)	9.19	(3.04)
Total from Investment Operations	(1.36)	3.48	1.24	(2.45)	9.32	(2.87)
Distributions:
Dividends from net investment income	(.33 )	(.18 )	(.06 )	(.05 )	(.17 )	(.17 )
Dividends from net realized gain on investments	(2.50)	(.78 )	(1.70)	(2.91)	-	(1.52)
Total Distributions	(2.83)	(.96 )	(1.76)	(2.96)	(.17 )	(1.69)
Net asset value, end of period	17.35	21.54	19.02	19.54	24.95	15.80
Total Return (%)	(7.53)(b)	18.85	6.32	(11.09)	59.22	(15.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22 (c)	1.05	1.01	.99	1.00	1.01
Ratio of net expenses to average net assets	1.07 (c),(d)	1.01 (d),(e)	1.01 (e)	.99	1.00	1.00
Ratio of net investment income to average net assets	.65 (c),(d)	.88 (d),(e)	1.06 (e)	.80	.56	.97
Portfolio Turnover Rate	23.37 (b)	44.75	43.28	48.99	54.45	79.73
Net Assets, end of period ($ x 1,000)	8,152	8,369	46,142	41,480	48,534	31,990

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small Cap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	61,022,177	—	—	61,022,177
Investment Companies	1,662,640	—	—	1,662,640
	62,684,817	—	—	62,684,817

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $675 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,630,794	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,630,794)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 were as follows: ordinary income $1,412,922 and long-term capital gains $6,476,037. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2025, the fund was charged $16,231 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2025 was approximately $586,264 with a related weighted average annualized interest rate of 5.55%. As of March 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2024 through January 31, 2026, to waive receipt of a portion of the the fund’s management fee, in the amount of .15% of the value of the funds average daily net assets. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $59,286 during the period ended March 31, 2025.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .384% of the value of the fund’s average daily net assets.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $23,713 during the period ended March 31, 2025.
During the period ended March 31, 2025, the Distributor retained $47 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2025, Class C shares were charged $1,903 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2025, Class A and Class C shares were charged $23,089 and $634, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $5,126 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $4,211 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $16,368 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $42,835, Administration fees of $3,213, Distribution Plan fees of $299, Shareholder Services Plan fees of $3,678, Custodian fees of $4,173, Chief Compliance Officer fees of $9,586 and Transfer Agent fees of $1,830, which are offset against an expense reimbursement currently in effect in the amount of $8,195.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $18,516,083 and $54,545,040, respectively.
At March 31, 2025, accumulated net unrealized appreciation on investments was $9,994,167, consisting of $14,037,567 gross unrealized appreciation and $4,043,400 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted recent changes to portfolio manager responsibilities and efforts by the Adviser and the Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 2000 Value Index in five of the ten calendar years shown.
24

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 31, 2026, to waive receipt of a portion of its management fee in the amount of .15% of the value of the fund’s average daily net assets. On or after January 31, 2026, the Adviser may terminate this waiver agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments. At the conclusion of these discussions, the Board
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board noted recent changes to portfolio manager responsibilities and efforts by the Adviser and the Sub-Adviser to improve the fund’s performance, and determined to continue to monitor the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
26

© 2025 BNY Mellon Securities Corporation
Code-6944NCSRSA0325

BNY Mellon Small/Mid Cap Growth Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
A	DBMAX
C	DBMCX
I	SDSCX
Y	DBMYX
Z	DBMZX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Small/Mid Cap Growth Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.8%
Automobiles & Components — 2.9%
Modine Manufacturing Co. (a),(b)	370,483	28,434,570
Capital Goods — 22.2%
AAON, Inc. (b)	239,186	18,687,602
Axon Enterprise, Inc. (a)	42,740	22,479,103
Builders FirstSource, Inc. (a)	156,437	19,545,239
Curtiss-Wright Corp.	105,694	33,533,535
Esab Corp.	243,011	28,310,781
Gates Industrial Corp. PLC (a)	267,866	4,931,413
Hubbell, Inc.	85,899	28,424,838
Karman Holdings, Inc. (a)	346,893	11,593,164
SiteOne Landscape Supply, Inc. (a),(b)	121,840	14,796,250
Vertiv Holdings Co., Cl. A	221,100	15,963,420
WESCO International, Inc.	124,826	19,385,478
		217,650,823
Commercial & Professional Services — 6.4%
Casella Waste Systems, Inc., Cl. A (a)	283,821	31,648,880
Veralto Corp.	321,723	31,351,906
		63,000,786
Consumer Discretionary Distribution & Retail — 7.3%
Chewy, Inc., Cl. A (a)	477,308	15,517,283
Ollie’s Bargain Outlet Holdings, Inc. (a),(b)	195,988	22,805,164
Pool Corp. (b)	66,779	21,259,094
Warby Parker, Inc., Cl. A (a)	680,547	12,406,372
		71,987,913
Consumer Durables & Apparel — 1.0%
Skechers USA, Inc., Cl. A (a)	173,562	9,854,850
Consumer Services — 4.9%
Duolingo, Inc. (a)	55,000	17,079,700
Dutch Bros, Inc., Cl. A (a)	155,890	9,624,649
Planet Fitness, Inc., Cl. A (a)	220,602	21,312,359
		48,016,708
Consumer Staples Distribution & Retail — 6.4%
BJ’s Wholesale Club Holdings, Inc. (a)	263,298	30,042,302
Casey’s General Stores, Inc.	76,199	33,073,414
		63,115,716
Financial Services — 2.6%
AvidXchange Holdings, Inc. (a)	776,038	6,580,802
Morningstar, Inc.	36,816	11,040,014
Tradeweb Markets, Inc., Cl. A	55,347	8,216,816
		25,837,632
Food, Beverage & Tobacco — 2.0%
Freshpet, Inc. (a),(b)	235,689	19,602,254
Health Care Equipment & Services — 7.1%
Align Technology, Inc. (a)	58,904	9,357,489
DexCom, Inc. (a)	124,814	8,523,548
Guardant Health, Inc. (a)	260,386	11,092,444
Inspire Medical Systems, Inc. (a),(b)	90,813	14,464,695

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.8% (continued)
Health Care Equipment & Services — 7.1% (continued)
iRhythm Technologies, Inc. (a),(b)	134,818	14,112,748
Privia Health Group, Inc. (a)	545,869	12,254,759
		69,805,683
Insurance — .5%
The Baldwin Insurance Group, Inc. (a),(b)	107,215	4,791,438
Media & Entertainment — .9%
Reddit, Inc., Cl. A (a)	83,631	8,772,892
Pharmaceuticals, Biotechnology & Life Sciences — 14.6%
Apogee Therapeutics, Inc. (a),(b)	56,770	2,120,927
Ascendis Pharma A/S, ADR (a)	46,899	7,309,678
Bio-Techne Corp.	340,532	19,965,391
Denali Therapeutics, Inc. (a)	220,042	2,991,471
GRAIL, Inc. (a),(b)	127,788	3,263,706
Illumina, Inc. (a)	221,994	17,613,004
Insmed, Inc. (a)	132,434	10,103,390
Natera, Inc. (a)	141,684	20,035,535
Repligen Corp. (a)	202,710	25,792,820
Soleno Therapeutics, Inc. (a)	137,523	9,826,018
Twist Bioscience Corp. (a)	185,336	7,276,291
Ultragenyx Pharmaceutical, Inc. (a)	224,457	8,127,588
Verona Pharma PLC, ADR (a)	72,685	4,614,771
Xenon Pharmaceuticals, Inc. (a)	138,521	4,647,380
		143,687,970
Real Estate Management & Development — 3.0%
CoStar Group, Inc. (a)	371,359	29,422,774
Semiconductors & Semiconductor Equipment — 1.5%
Rambus, Inc. (a)	276,897	14,336,342
Software & Services — 10.4%
Cellebrite DI Ltd. (a)	530,430	10,306,255
Confluent, Inc., Cl. A (a)	683,120	16,012,333
CyberArk Software Ltd. (a)	50,616	17,108,208
HubSpot, Inc. (a)	28,740	16,418,875
Klaviyo, Inc., Cl. A (a)	528,891	16,004,242
Life360, Inc. (a),(b)	244,191	9,374,492
Monday.com Ltd. (a)	70,246	17,081,017
		102,305,422
Technology Hardware & Equipment — 3.1%
Calix, Inc. (a)	282,583	10,014,742
Zebra Technologies Corp., Cl. A (a)	72,108	20,374,836
		30,389,578
Total Common Stocks (cost $798,899,934)		951,013,351
Private Equity — 2.3%
Consumer Staples Distribution & Retail — .6%
Supplying Demand, Inc., Ser. E (a),(c)	497,558	6,035,379
Pharmaceuticals, Biotechnology & Life Sciences — .6%
Aspen Neuroscience, Ser. B (a),(c)	1,963,167	5,457,604
Software & Services — 1.1%
Fundbox, Ser. D (a),(c)	702,664	4,384,623

Description	Shares	Value ($)
Private Equity — 2.3% (continued)
Software & Services — 1.1% (continued)
Locus Robotics, Ser. F (a),(c)	101,086	4,295,144
Roofstock, Ser. E (a),(c)	346,123	2,222,110
		10,901,877
Total Private Equity (cost $34,978,403)		22,394,860

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(c) (cost $0)	160,644	186,347

	1-Day Yield (%)	Shares
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $12,195,554)	4.44	12,195,554	12,195,554
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,723,288)	4.44	1,723,288	1,723,288
Total Investments (cost $847,797,179)		100.5%	987,513,400
Liabilities, Less Cash and Receivables		(.5%)	(5,165,476)
Net Assets		100.0%	982,347,924

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $69,882,391 and the value of the collateral was
$71,570,270, consisting of cash collateral of $1,723,288 and U.S. Government & Agency securities valued at $69,846,982.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at March 31, 2025. These securities were valued at $22,581,207 or 2.3% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	11,689,632	362,705,515	(362,199,593)	12,195,554	338,221

Statement of Investments (Unaudited) (continued)
Affiliated Issuers (continued)
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	9,071,848	118,431,617	(125,780,177)	1,723,288	139,648††
Total - 1.4%	20,761,480	481,137,132	(487,979,770)	13,918,842	477,869

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $69,882,391)—Note 1(b):
Unaffiliated issuers	833,878,337	973,594,558
Affiliated issuers	13,918,842	13,918,842
Cash		345
Receivable for shares of Beneficial Interest subscribed		277,195
Dividends and securities lending income receivable		189,420
Prepaid expenses		89,064
		988,069,424
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		657,112
Liability for securities on loan—Note 1(b)		1,723,288
Payable for investment securities purchased		1,715,798
Payable for shares of Beneficial Interest redeemed		1,317,856
Trustees’ fees and expenses payable		8,174
Other accrued expenses		299,272
		5,721,500
Net Assets ($)		982,347,924
Composition of Net Assets ($):
Paid-in capital		671,921,577
Total distributable earnings (loss)		310,426,347
Net Assets ($)		982,347,924

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	310,143,696	25,783,785	412,367,879	133,593,844	100,458,720
Shares Outstanding	12,583,138	1,295,745	15,742,581	5,029,923	3,857,706
Net Asset Value Per Share ($)	24.65	19.90	26.19	26.56	26.04
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	973,199
Affiliated issuers	338,221
Affiliated income net of rebates from securities lending—Note 1(b)	139,648
Interest	2,966
Total Income	1,454,034
Expenses:
Management fee—Note 3(a)	3,678,593
Shareholder servicing costs—Note 3(c)	1,036,628
Distribution/Service Plan fees—Note 3(b)	203,093
Administration fee—Note 3(a)	127,923
Trustees’ fees and expenses—Note 3(d)	70,365
Professional fees	68,021
Prospectus and shareholders’ reports	55,632
Registration fees	44,616
Chief Compliance Officer fees—Note 3(c)	16,350
Custodian fees—Note 3(c)	12,000
Loan commitment fees—Note 2	11,683
Interest expense—Note 2	6,924
Miscellaneous	48,683
Total Expenses	5,380,511
Less—reduction in expenses due to undertaking—Note 3(a)	(306,549)
Net Expenses	5,073,962
Net Investment (Loss)	(3,619,928)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	238,814,376
Net change in unrealized appreciation (depreciation) on investments	(236,094,568)
Net Realized and Unrealized Gain (Loss) on Investments	2,719,808
Net (Decrease) in Net Assets Resulting from Operations	(900,120)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment (loss)	(3,619,928)	(9,792,706)
Net realized gain (loss) on investments	238,814,376	266,772,375
Net change in unrealized appreciation (depreciation) on investments	(236,094,568)	24,511,509
Net Increase (Decrease) in Net Assets Resulting from Operations	(900,120)	281,491,178
Distributions ($):
Distributions to shareholders:
Class A	(872,842)	-
Class C	(89,191)	-
Class I	(1,216,423)	-
Class Y	(379,616)	-
Class Z	(244,372)	-
Total Distributions	(2,802,444)	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,784,469	23,775,599
Class C	781,888	1,996,898
Class I	28,974,703	122,645,712
Class Y	11,216,486	23,736,961
Class Z	327,330	687,938
Distributions reinvested:
Class A	825,407	-
Class C	85,346	-
Class I	1,124,003	-
Class Y	378,603	-
Class Z	229,656	-
Cost of shares redeemed:
Class A	(60,383,001)	(97,740,182)
Class C	(6,031,713)	(16,694,169)
Class I	(199,168,183)	(1,102,540,908)
Class Y	(61,740,851)	(160,553,750)
Class Z	(3,814,199)	(16,222,694)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(277,410,056)	(1,220,908,595)
Total Increase (Decrease) in Net Assets	(281,112,620)	(939,417,417)
Net Assets ($):
Beginning of Period	1,263,460,544	2,202,877,961
End of Period	982,347,924	1,263,460,544

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	359,221	994,883
Shares issued for distributions reinvested	28,354	-
Shares redeemed	(2,160,978)	(4,078,920)
Net Increase (Decrease) in Shares Outstanding	(1,773,403)	(3,084,037)
Class C(a)
Shares sold	34,959	103,256
Shares issued for distributions reinvested	3,622	-
Shares redeemed	(276,587)	(859,292)
Net Increase (Decrease) in Shares Outstanding	(238,006)	(756,036)
Class I(b)
Shares sold	1,012,047	4,858,328
Shares issued for distributions reinvested	36,364	-
Shares redeemed	(6,833,949)	(42,915,244)
Net Increase (Decrease) in Shares Outstanding	(5,785,538)	(38,056,916)
Class Y
Shares sold	382,858	925,013
Shares issued for distributions reinvested	12,085	-
Shares redeemed	(2,107,768)	(6,607,890)
Net Increase (Decrease) in Shares Outstanding	(1,712,825)	(5,682,877)
Class Z(b)
Shares sold	10,858	27,307
Shares issued for distributions reinvested	7,471	-
Shares redeemed	(132,483)	(645,352)
Net Increase (Decrease) in Shares Outstanding	(114,154)	(618,045)

(a)
During the period ended March 31, 2025, 223 Class C shares representing $4,761 were automatically converted to 180 Class A shares and during the period ended
September 30, 2024, 669 Class C shares representing $12,847 were automatically converted to 544 Class A shares.

(b)
During the period ended September 30, 2024, 8,491 Class A shares representing $209,633 were exchanged for 8,002 Class I shares and 185 Class Z shares representing $4,804 were exchanged for 184 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.32	21.91	20.24	37.14	32.98	21.08
Investment Operations:
Net investment (loss)(a)	(.10 )	(.17 )	(.12 )	(.18 )	(.29 )	(.17 )
Net realized and unrealized gain (loss) on investments	(.51 )	3.58	1.79	(13.59)	7.54	12.07
Total from Investment Operations	(.61 )	3.41	1.67	(13.77)	7.25	11.90
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)	-
Net asset value, end of period	24.65	25.32	21.91	20.24	37.14	32.98
Total Return (%)(b)	(2.44)(c)	15.56	8.25	(40.04)	22.59	56.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02 (d)	1.02	1.00	.98	.95	.96
Ratio of net expenses to average net assets	.97 (d),(e)	1.01 (e),(f)	.99 (e),(f)	.93 (e)	.95	.96
Ratio of net investment (loss) to average net assets	(.73 )(d),(e)	(.73 )(e),(f)	(.53 )(e),(f)	(.65 )(e)	(.77 )	(.65 )
Portfolio Turnover Rate	42.22 (c)	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	310,144	363,545	382,062	414,597	729,672	521,990

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.54	17.91	16.69	31.46	28.55	18.39
Investment Operations:
Net investment (loss)(a)	(.17 )	(.30 )	(.25 )	(.35 )	(.49 )	(.32 )
Net realized and unrealized gain (loss) on investments	(.41 )	2.93	1.47	(11.29)	6.49	10.48
Total from Investment Operations	(.58 )	2.63	1.22	(11.64)	6.00	10.16
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)	-
Net asset value, end of period	19.90	20.54	17.91	16.69	31.46	28.55
Total Return (%)(b)	(2.86)(c)	14.62	7.37	(40.55)	21.68	55.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85 (d)	1.84	1.82	1.77	1.72	1.73
Ratio of net expenses to average net assets	1.80 (d),(e)	1.84 (e),(f)	1.81 (f)	1.77	1.72	1.73
Ratio of net investment (loss) to average net assets	(1.56)(d),(e)	(1.55)(e),(f)	(1.34)(f)	(1.50)	(1.54)	(1.42)
Portfolio Turnover Rate	42.22 (c)	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	25,784	31,501	41,021	50,375	105,686	85,398

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	26.88	23.19	21.38	38.97	34.40	21.94
Investment Operations:
Net investment (loss)(a)	(.07 )	(.12 )	(.07 )	(.14 )	(.20 )	(.12 )
Net realized and unrealized gain (loss) on investments	(.56 )	3.81	1.88	(14.32)	7.86	12.58
Total from Investment Operations	(.63 )	3.69	1.81	(14.46)	7.66	12.46
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)	-
Net asset value, end of period	26.19	26.88	23.19	21.38	38.97	34.40
Total Return (%)	(2.37)(b)	15.86	8.51	(39.92)	22.90	56.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79 (c)	.77	.76	.74	.70	.73
Ratio of net expenses to average net assets	.74 (c),(d)	.77 (d),(e)	.75 (e)	.74	.70	.73
Ratio of net investment (loss) to average net assets	(.50 )(c),(d)	(.47 )(d),(e)	(.29 )(e)	(.46 )	(.52 )	(.42 )
Portfolio Turnover Rate	42.22 (b)	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	412,368	578,594	1,382,038	1,629,646	3,541,043	2,461,228

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	27.24	23.48	21.62	39.34	34.67	22.09
Investment Operations:
Net investment (loss)(a)	(.06 )	(.10 )	(.05 )	(.11 )	(.18 )	(.09 )
Net realized and unrealized gain (loss) on investments	(.56 )	3.86	1.91	(14.48)	7.94	12.67
Total from Investment Operations	(.62 )	3.76	1.86	(14.59)	7.76	12.58
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)	-
Net asset value, end of period	26.56	27.24	23.48	21.62	39.34	34.67
Total Return (%)	(2.30)(b)	16.01	8.60	(39.88)	22.98	56.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68 (c)	.67	.65	.64	.63	.64
Ratio of net expenses to average net assets	.63 (c),(d)	.66 (d),(e)	.65 (e)	.64	.63	.64
Ratio of net investment (loss) to average net assets	(.39 )(c),(d)	(.38 )(d),(e)	(.19 )(e)	(.36 )	(.45 )	(.33 )
Portfolio Turnover Rate	42.22 (b)	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	133,594	183,650	291,767	275,433	472,711	330,796

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	26.73	23.09	21.30	38.86	34.33	21.92
Investment Operations:
Net investment (loss)(a)	(.08 )	(.15 )	(.09 )	(.15 )	(.23 )	(.14 )
Net realized and unrealized gain (loss) on investments	(.55 )	3.79	1.88	(14.28)	7.85	12.55
Total from Investment Operations	(.63 )	3.64	1.79	(14.43)	7.62	12.41
Distributions:
Dividends from net realized gain on investments	(.06 )	-	-	(3.13)	(3.09)	-
Net asset value, end of period	26.04	26.73	23.09	21.30	38.86	34.33
Total Return (%)	(2.38)(b)	15.77	8.40	(39.96)	22.79	56.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87 (c)	.88	.84	.79	.77	.84
Ratio of net expenses to average net assets	.82 (c),(d)	.87 (d),(e)	.84 (e)	.79	.77	.84
Ratio of net investment (loss) to average net assets	(.58 )(c),(d)	(.59 )(d),(e)	(.38 )(e)	(.52 )	(.59 )	(.52 )
Portfolio Turnover Rate	42.22 (b)	48.92	36.02	28.58	37.29	55.49
Net Assets, end of period ($ x 1,000)	100,459	106,171	105,989	102,449	182,502	158,335

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	951,013,351	—	—	951,013,351
Equity Securities - Private Equity	—	—	22,394,860	22,394,860
Rights	—	—	186,347	186,347
Investment Companies	13,918,842	—	—	13,918,842
	964,932,193	—	22,581,207	987,513,400

†	See Statement of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities- Private Equity & Rights ($)
Balance as of 9/30/2024†	22,247,155
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	334,052
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 3/31/2025†	22,581,207
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 3/31/2025	334,052

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of March 31, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	22,394,860	Market Comparables Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-23.3%)-(-4.9%)/(-13.48%)
			Revenue Multiple during the quarter	3.9x/(3.9x)
		Disounted Cash Flows	WACC	-48%

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $19,040 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	69,882,391	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(69,882,391)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Small and Midsize Company Risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $13,818,170 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $13,818,170 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2025, the fund was charged $6,924 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2025 was approximately $258,242 with a related weighted average annualized interest rate of 5.38%. As of March 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed, from October 1, 2024 through January 1,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
2026, to waive receipt of a portion of the fund’s management fee, in the amount of .05% of the value of the funds average daily net assets. On or after January 1, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $306,549 during the period ended March 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $127,923 during the period ended March 31, 2025.
During the period ended March 31, 2025, the Distributor retained $5,347 from commissions earned on sales of the fund’s Class A shares and $831 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2025, Class C shares were charged $116,471 pursuant to the Distribution Plan.
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended March 31, 2025, Class Z shares were charged $86,622 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2025, Class A and Class C shares were charged $465,580 and $38,824, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution/Service Plans and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution/Service Plans or Shareholder Services Plan .

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $42,897 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $12,000 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $16,350 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $527,912, Administration fees of $21,789, Distribution/Service Plans fees of $29,755, Shareholder Services Plan fees of $74,553, Custodian fees of $17,873, Chief Compliance Officer fees of $9,712 and Transfer Agent fees of $19,715, which are offset against an expense reimbursement currently in effect in the amount of $44,197.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $503,310,164 and $786,121,149, respectively.
At March 31, 2025, accumulated net unrealized appreciation on investments was $139,716,221, consisting of $183,314,794 gross unrealized appreciation and $43,598,573 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on February 26-27, 2025, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments.  The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser.  In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance and that the portfolio managers are very experienced with an impressive long-term track record. The

Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 2500 Growth Index in five of the ten calendar years shown.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that, effective September 1, 2024, the Adviser has contractually agreed, until February 1, 2025, to waive receipt of a portion of its management fee in the amount of .05% of the value of the fund’s average daily net assets. On or after February 1, 2025, the Adviser may terminate this waiver agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

© 2025 BNY Mellon Securities Corporation
Code-6921NCSRSA0325

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)